Overview, Basis of Presentation and Significant Accounting Policies (Details)								12 Months Ended
		Oct. 08, 2024	Dec. 01, 2023 USD ($)	Jul. 05, 2023	Mar. 30, 2023 USD ($)	Jan. 19, 2023 Days $ / shares	Jan. 19, 2023 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 28, 2024 $ / shares	Mar. 05, 2024 $ / shares
Overview, Basis of Presentation and Significant Accounting Policies [Line Items]
Reverse stock split		1-for-15		1-for-20
Number of business days						30	10
Bid price of common stock						$ 1	$ 1
Stockholders’ deficit | $			$ 2,500,000		$ 17,170,000
Bid price per share										$ 2.109
Common stock, par value	[1]							$ 0.001	$ 0.001
Product warranties | $								$ 47,000
Product warranties | $									$ 100,000
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Overview, Basis of Presentation and Significant Accounting Policies [Line Items]
Concentration risk percentage								100.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Overview, Basis of Presentation and Significant Accounting Policies [Line Items]
Concentration risk percentage								100.00%	100.00%
Common Stock [Member]
Overview, Basis of Presentation and Significant Accounting Policies [Line Items]
Bid price of common stock						$ 1	$ 1
Bid price per share											$ 1

[1]	Periods presented have been adjusted to retroactively reflect the 1-for-20 reverse stock split on July 5, 2023, and for the 1-for-15 reverse stock split on October 8, 2024. Additional information regarding the reverse stock splits may be found in Note 1 - Overview, Basis of Presentation, and Significant Accounting Policies, included in the notes to the consolidated financial statements.